Annual Operating Expenses {- Fidelity Asset Manager 30%} - 09.30 Fidelity Asset Manager Funds Retail Combo PRO-11 - Fidelity Asset Manager 30% - Fidelity Asset Manager 30%	Nov. 29, 2021
Operating Expenses:
Management fee	0.40%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%
Total annual operating expenses	0.52%